united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew B. Rogers

Gemini Fund Services, LLC, 80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 7/31

Date of reporting period: 04/30/17

Item 1. Schedule of Investments.

Astor Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 96.4%
		ASSET ALLOCATION FUNDS - 2.9%
	138,642	WisdomTree Bloomberg U.S.*^	$ 3,741,947

		COMMODITY FUNDS - 5.6%
	237,101	PowerShares DB Base Metal*^	3,772,277
	283,664	PowerShares DB Energy Fund*	3,455,028
			7,227,305
		DEBT FUNDS - 9.3%
	34,720	iShares Core U.S. Aggregate Bond ETF	3,793,160
	103,763	SPDR Blackstone / GSO Senior Loan ETF^	4,931,855
	112,628	SPDR Barclays Short Term High Yield Bond ETF^	3,158,089
			11,883,104
		EQUITY FUNDS - 78.6%
	267,997	First Trust Large Cap Core AlphaDEX Fund^	13,978,724
	54,281	Guggenheim S&P 500 Equal Weight ETF^	4,962,369
	59,796	iShares Core High Dividend ETF^	4,978,615
	52,912	iShares Core S&P 500 ETF	12,675,599
	90,984	iShares Core S&P Small-Cap ETF^	6,349,773
	290,876	iShares Core S&P Total US Stock Market ETF^	15,873,103
	312,198	iShares Edge MSCI Min Vol USA ETF^	15,107,261
	98,509	iShares MSCI Emerging Markets ETF^	3,946,271
	119,148	JPMorgan Diversified Return International Equity ETF^	6,436,375
	130,600	O'Shares FTSE US Quality Dividend ETF^	3,771,728
	47,731	PowerShares QQQ Trust Series 1	6,490,939
	20,061	SPDR S&P MidCap 400 ETF Trust	6,316,206
			100,886,963

		TOTAL EXCHANGE TRADED FUNDS (Cost $112,862,770)	123,739,319

		SHORT-TERM INVESTMENTS - 19.4%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.7%
	20,152,900	Morgan Stanley Liquidity Treasury Portfolio, Institutional Class 0.61% + (a)	20,152,900

		MONEY MARKET FUND - 3.7%
	4,742,597	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.63% +	4,742,597

		TOTAL SHORT-TERM INVESTMENTS (Cost $24,895,497)	24,895,497

		TOTAL INVESTMENTS - 115.8% (Cost $137,758,267) (b)	$ 148,634,816
		LIABILITIES IN EXCESS OF OTHER ASSETS - (15.8) %	(20,256,965)
		TOTAL NET ASSETS - 100.0%	$ 128,377,851

ETF-Exchange Traded Fund
*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2017.
^	Security, or a portion of the security, is out on loan at 04/30/2017. Total Loaned securities had a value of $19,551,530 at April 30, 2017.
(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2017. Total collateral had a value of $20,152,900 at April 30, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $137,762,135 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 11,431,634
		Unrealized Depreciation:	(558,953)
		Net Unrealized Appreciation:	$ 10,872,681

Astor Sector Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 97.4%
		DEBT FUNDS - 3.0%
	49,071	iShares Core U.S. Aggregate Bond ETF	$ 2,495,751

		EQUITY FUNDS - 94.4%
	386,157	Financial Select Sector SPDR Fund	9,086,274
	206,617	First Trust Consumer Discretionary AlphaDEX Fund	7,648,961
	70,543	First Trust Consumer Staples AlphaDEX Fund	3,344,444
	248,060	First Trust Energy AlphaDEX Fund	3,549,739
	132,001	First Trust Industrials/Producer Durables AlphaDEX Fund	4,571,195
	122,678	First Trust Large Cap Core AlphaDEX Fund	6,398,884
	32,512	First Trust Materials AlphaDEX Fund	1,238,382
	215,277	First Trust Technology AlphaDEX Fund	9,183,717
	60,228	First Trust Utilities AlphaDEX Fund	1,655,066
	113,350	Health Care Select Sector SPDR Fund	8,557,925
	59,341	iShares Russell 2000 ETF	8,251,959
	128,198	Real Estate Select Sector SPDR Fund	4,057,467
	26,898	SPDR S&P MidCap 400 ETF Trust	8,468,835
	8,865	SPDR S&P500 ETF Trust	2,110,579
			78,123,427

		TOTAL EXCHANGE TRADED FUNDS (Cost $74,212,345)	80,619,178

		SHORT-TERM INVESTMENTS - 9.8%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.6%
	7,072,900	Morgan Stanley Liquidity Treasury Portfolio, Institutional Clas 0.61% + (a)	7,072,900

		MONEY MARKET FUND - 1.2%
	1,019,964	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.63% +	1,019,964

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,092,864)	8,092,864

		TOTAL INVESTMENTS - 107.2% (Cost $82,305,209) (b)	$ 88,712,042
		LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2) %	(5,974,369)
		TOTAL NET ASSETS - 100.0%	$ 82,737,673

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2017.
^	Security, or a portion of the security, is out on loan at 04/30/2017. Total Loaned securities had a value of $6,803,091 at April 30, 2017.
(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2017. Total collateral had a value of $7,072,900 at April 30, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $82,349,092 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 6,799,256
		Unrealized Depreciation:	(436,306)
		Net Unrealized Appreciation:	$ 6,362,950

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2017
	Shares			Fair Value

		EXCHANGE TRADED FUNDS - 94.1%
		DEBT FUNDS - 35.9%
	1,300	iShares 10+ Year Credit Bond ETF		$ 77,922
	4,000	iShares Core U.S. Aggregate Bond ETF		437,000
	700	iShares Intermediate Credit Bond ETF		76,720
	5,300	SPDR Barclays High Yield Bond ETF		196,842
				788,484
		EQUITY FUNDS - 58.2%
	1,500	Guggenheim S&P 500 Equal Weight ETF		137,130
	1,500	Guggenheim S&P 500 Pure Growth ETF		137,130
	1,700	Guggenheim S&P 500 Pure Value ETF		100,079
	4,300	iShares Edge MSCI Min Vol USA ETF		208,077
	600	iShares Russell 2000 ETF		83,436
	600	iShares Russell Mid-Cap ETF		113,190
	1,400	iShares Select Dividend ETF		128,100
	1,000	PowerShares QQQ Trust Series 1		135,990
	600	SPDR S&P500 ETF Trust		142,848
	1,100	Vanguard REIT ETF		91,069
				1,277,049

		TOTAL EXCHANGE TRADED FUNDS (Cost $1,955,951)		2,065,533

		SHORT-TERM INVESTMENTS - 1.3%
	28,322	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.63% * ^		28,322
		TOTAL SHORT-TERM INVESTMENTS (Cost $28,322)		28,322

		TOTAL INVESTMENTS - 95.4% (Cost $1,984,273) (a)		$ 2,093,855
		OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%		100,680
		TOTAL NET ASSETS - 100.0%		$ 2,194,535

ETF-Exchange Traded Fund
*	Non-Income producing security.
*	Money market fund; interest rate reflects seven-day effective yield on April 30, 2017
^	A portion of this investment is a holding of the AMA Fund Limited CFC which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,998,681 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 96,203
			Unrealized Depreciation:	(1,029)
			Net Unrealized Appreciation:	$ 95,174

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

FUTURES CONTRACTS ^

Long Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
2	Canadian 10 Year Bond June 2017	Interactive Broker	$ 280,000	$ 895
1	Soybean Future July 2017	Interactive Broker	$ 47,800	$ (475)
			Net Unrealized Gain from Open Long Futures Contracts	$ 420
Short Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
1	Australian Dollar Future June 2017	Interactive Broker	$ 75,000	$ 540
1	British Pound Future June 2017	Interactive Broker	$ 81,250	$ (4,831)
1	Brent Crude Future July 2017	Interactive Broker	$ 52,000	$ 120
1	Copper Future July 2017	Interactive Broker	$ 65,250	$ (1,488)
1	Corn Future July 2017	Interactive Broker	$ 18,350	$ 113
1	Euro FX Future June 2017	Interactive Broker	$ 125,000	$ (4,119)
1	Euro-Bund Future June 2017	Interactive Broker	$ 162,000	$ (1,121)
1	Long Gilt Future June 2017	Interactive Broker	$ 128,000	$ (2,173)
2	Natural Gas Future June 2017	Interactive Broker	$ 60,000	$ (2,500)
1	World Sugar July 2017	Interactive Broker	$ 17,920	$ 582
2	10-Year U.S. Treasury Note Futures June 2017	Interactive Broker	$ 252,000	$ (1,469)
			Net Unrealized Loss from Open Short Futures Contracts	$ (16,346)

^ Each futures contract is a holding of AMA Fund Limited CFC ("AMA") which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.
** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of April 30, 2017 the amount of unrealized and realized loss on futures contracts subject to commodity price, interest rate and foreign exchange rate risk amounted to $(15,926) and $(58,918), respectively.

Valuation of Underlying Funds - Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 123,739,319	$ -	$ -	$ 123,739,319
Investment Purchased as Securities Lending Collateral	20,152,900	-	-	20,152,900
Short-Term Investments	4,742,597	-	-	4,742,597
Total	$ 148,634,816	$ -	$ -	$ 148,634,816

Astor Sector Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 80,619,178	$ -	$ -	$ 80,619,178
Investment Purchased as Securities Lending Collateral	7,072,900	-	-	7,072,900
Short-Term Investments	1,019,964	-	-	1,019,964
Total	$ 88,712,042	$ -	$ -	$ 88,712,042

Astor Macro Alternative Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,065,533	$ -	$ -	$ 2,065,533
Short-Term Investments	28,322	-	-	28,322
Total	$ 2,093,855	$ -	$ -	$ 2,093,855
Liabilities ***
Open Futures Contracts ***	$ (15,926)	-	-	$ (15,926)
There were no transfers into and out of Levels during the current periods presented.
It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for classification by asset class.
**Refer to the Consolidated Schedule of Investments for classification by asset class.
*** Includes cumulative net unrealized depreciation on futures contracts open at April 30, 2017.

UNDERLYING FUND RISK
Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund includes AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation ("CFC").

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which act as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund's investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Aster Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net assets value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund's ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the Fund's investments in the AMA is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2017	% of Fund Net Assets at April 30, 2017
AMA-CFC	6/15/15	$82,344	3.8%

The Fund currently invests a portion of its assets in the Partnership through AMA. AMA maintained a controlling interest in the Partnership during the period ended April 30, 2017 and consolidated the operations of the Partnership for the period ended April 30, 2017. The Fund may redeem its investment from the Partnership at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. As of April 30, 2017 the percentage of the Fund’s net assets invested in the Partnership was 7.7%. The performance of the Fund may be directly affected by the performance of the Partnership.

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Loans - The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with The BNP Paribas (the “lending agent”). Under the terms of the agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund “Milestone”. Milestone is managed by CLS Investments, LLC, an affiliate of the Distributor. The Lending Agent may invest the cash collateral received in connection with securities lending transactions in Milestone. Milestone is deemed an affiliate of the Distributor and is managed by CLS Investments, LLC. Milestone is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of Milestone. In addition, certain affiliates of the Distributor earn customary fees for providing services to Milestone. The Funds receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 06/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 06/26/2017

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 06/26/2017